Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Revenue [Abstract]
Schedule of Revenue Disaggregated by Product Categories

The following table presents the Company’s revenue disaggregated by product categories for the years ended March 31, 2024, 2025 and 2026, respectively:

	For the years ended March 31,
	2024	2025	2026	2026
	S$	S$	S$	US$
Sales of products – at a point in time
Safety equipment and auxiliary product	41,353,555	43,796,144	50,097,489	38,833,070
Service income	-	-	1,033,385	801,028
	41,353,555	43,796,144	51,130,874	39,634,098
Services- over time
Rental of equipment, net	-	-	133,044	103,129
Total revenue	41,353,555	43,796,144	51,263,918	39,737,227